Exhibit 99.1

SLM Student Loan Trust 2011-1

Monthly Servicing Report

Distribution Date 10/26/2026

Collection Period 09/01/2026 - 09/30/2026

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	03/03/2011	08/31/2026	09/30/2026
	Principal Balance	$752,091,553.60	$90,810,045.78	$89,887,078.14
	Interest to be Capitalized Balance	7,178,868.62	786,443.01	609,796.64
	Pool Balance	$759,270,422.22	$91,596,488.79	$90,496,874.78
	Capitalized Interest Account Balance	$65,100,000.00	-	-
	Specified Reserve Account Balance	1,931,510.00	- N/A -	- N/A -
	Adjusted Pool(1)	$826,301,932.22	$91,596,488.79	$90,496,874.78
	Weighted Average Coupon (WAC)	5.64%	6.02%	6.02%
	Number of Loans	62,997	5,465	5,366
	Aggregate Outstanding Principal Balance - Tbill		$119,102.43	$119,102.43
	Aggregate Outstanding Principal Balance - SOFR		$91,477,386.36	$90,377,772.35
	Pool Factor		0.118555556	0.117132299
	Since Issued Constant Prepayment Rate		3.25%	3.21%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	09/25/2026	10/26/2026
	A2	83149VAB5	$34,900,488.79	$33,800,874.78
	B	83149VAC3	$24,370,000.00	$24,370,000.00

C	Account Balances	09/25/2026	10/26/2026
	Reserve Account Balance	$1,158,906.00	$1,158,906.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$37,983.26	$74,102.44
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	09/25/2026	10/26/2026
	Adjusted Pool Balance + Supplemental Loan Purchase	$91,596,488.79	$90,496,874.78
	Total Notes	$59,270,488.79	$58,170,874.78
	Difference	$32,326,000.00	$32,326,000.00
	Parity Ratio	1.54540	1.55571

Page 2 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

II.	Trust Activity 09/01/2026 through 09/30/2026

A	Student Loan Principal Receipts
	Borrower Principal	486,922.10
	Guarantor Principal	458,372.10
	Consolidation Activity Principal	294,302.37
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,239,596.57
B	Student Loan Interest Receipts
	Borrower Interest	199,913.88
	Guarantor Interest	33,580.24
	Consolidation Activity Interest	21,314.14
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	5,024.16
	Total Interest Receipts	$259,832.42
C	Reserves in Excess of Requirement	-
D	Investment Income	$8,581.84
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(82,488.98)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(36,119.18)
M	AVAILABLE FUNDS	$1,389,402.67
N	Non-Cash Principal Activity During Collection Period	$(316,628.93)
O	Non-Reimbursable Losses During Collection Period	$8,322.31
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

III.	2011-1 Portfolio Characteristics

			09/30/2026				08/31/2026
		Wtd Avg			% of	Wtd Avg			% of
		Coupon	# Loans	Principal	Principal	Coupon	# Loans	Principal	Principal
INTERIM:	DEFERMENT	6.25%	158	$3,430,952.21	3.817%	6.42%	171	$4,361,762.76	4.803%

REPAYMENT:	CURRENT	5.92%	4,475	$66,674,992.03	74.176%	5.88%	4,598	$65,560,868.94	72.196%
	31-60 DAYS DELINQUENT	6.17%	141	$3,080,872.12	3.427%	6.43%	126	$4,138,669.80	4.558%
	61-90 DAYS DELINQUENT	6.11%	76	$2,654,644.11	2.953%	5.95%	75	$2,011,760.85	2.215%
	91-120 DAYS DELINQUENT	6.21%	47	$964,628.94	1.073%	6.04%	46	$1,077,343.68	1.186%
	> 120 DAYS DELINQUENT	6.30%	138	$3,839,511.34	4.271%	6.27%	127	$3,393,426.45	3.737%

	FORBEARANCE	6.45%	310	$8,967,185.23	9.976%	6.51%	289	$9,564,006.66	10.532%
	CLAIMS IN PROCESS	6.19%	21	$274,292.16	0.305%	6.02%	33	$702,206.64	0.773%

TOTAL			5,366	$89,887,078.14	100.00%		5,465	$90,810,045.78	100.00%

 * Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

IV.	2011-1 Portfolio Characteristics (cont'd)

	09/30/2026	08/31/2026
Pool Balance	$90,496,874.78	$91,596,488.79
Outstanding Borrower Accrued Interest	$4,345,354.91	$4,499,109.75
Borrower Accrued Interest to be Capitalized	$609,796.64	$786,443.01
Borrower Accrued Interest >30 Days Delinquent	$455,088.37	$550,637.64
Total # Loans	5,366	5,465
Total # Borrowers	3,063	3,119
Weighted Average Coupon	6.02%	6.02%
Weighted Average Remaining Term	191.15	191.30
Non-Reimbursable Losses	$8,322.31	$1,671.27
Cumulative Non-Reimbursable Losses	$2,582,408.33	$2,574,086.02
Since Issued Constant Prepayment Rate (CPR)	3.21%	3.25%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$56,610.53	$56,610.53
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$324,986.00	$110,917.21
Borrower Interest Accrued	$425,766.65	$443,404.05
Interest Subsidy Payments Accrued	$12,757.17	$13,313.34
Special Allowance Payments Accrued	$70,398.52	$72,309.26

Page 5 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

V.	2011-1 Portfolio Statistics by School and Program

		Weighted
A	LOAN TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL(1) Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS(2) Loans	0.00%	0	-	0.000%
	- SLS(3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	6.02%	5,366	89,887,078.14	100.000%
	Total	6.02%	5,366	$89,887,078.14	100.000%

		Weighted
B	SCHOOL TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	6.02%	5,366	89,887,078.14	100.000%
	Total	6.02%	5,366	$89,887,078.14	100.000%

* Percentages may not total 100% due to rounding.

(1) Guaranteed Stafford Loan

(2) Parent Loans for Undergraduate Students

(3) Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

VI.	2011-1 Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$1,389,402.67
A	Trustee Fees	-	$1,389,402.67
B	Primary Servicing Fee	$21,614.67	$1,367,788.00
C	Administration Fee	$6,667.00	$1,361,121.00
D	Class A Noteholders' Interest Distribution Amount	$148,906.69	$1,212,214.31
E	Class B Noteholders' Interest Distribution Amount	$98,730.91	$1,113,483.40
F	Reserve Account Reinstatement	-	$1,113,483.40
G	Class A Noteholders' Principal Distribution Amount	$1,099,614.01	$13,869.39
H	Class B Noteholders' Principal Distribution Amount	-	$13,869.39
I	Unpaid Expenses of The Trustees	-	$13,869.39
J	Carryover Servicing Fee	-	$13,869.39
K	Remaining Amounts to the Noteholders after the first auction date	-	$13,869.39
L	To the Lender under the Loan Agreement in repayment of the unpaid principal amount of the L	$13,869.39	-
M	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$89,887,078.14
B	Interest to be Capitalized	$609,796.64
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,158,906.00
E	Less: Specified Reserve Account Balance	$(1,158,906.00)
F	Total	$90,496,874.78
G	Class A Notes Outstanding (after application of available funds)	$33,800,874.78
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

VII.	2011-1 Distributions

 Distribution Amounts

	A2	B
Cusip/Isin	83149VAB5	83149VAC3
Beginning Balance	$34,900,488.79	$24,370,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	1.15%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/25/2026	9/25/2026
Accrual Period End	10/26/2026	10/26/2026
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	4.95477%	4.70477%
Accrued Interest Factor	0.004266608	0.004051330
Current Interest Due	$148,906.69	$98,730.91
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$148,906.69	$98,730.91
Interest Paid	$148,906.69	$98,730.91
Interest Shortfall	-	-
Principal Paid	$1,099,614.01	-
Ending Principal Balance	$33,800,874.78	$24,370,000.00
Paydown Factor	0.005498070	0.000000000
Ending Balance Factor	0.169004374	1.000000000

  * Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

VIII.	2011-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$59,270,488.79
	Adjusted Pool Balance	$90,496,874.78
	Overcollateralization Amount	$32,326,000.00
	Principal Distribution Amount	$1,099,614.01
	Principal Distribution Amount Paid	$1,099,614.01

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,158,906.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,158,906.00
	Required Reserve Acct Balance	$1,158,906.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,158,906.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$37,983.26
	Deposits for the Period	$36,119.18
	Release to Collection Account	-
	Ending Balance	$74,102.44

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026

IX.	2011-1 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$1,544,445.38	$3,319,024.77	$31,477,798.73	$36,341,268.88
Unsubsidized Consolidation Loans	$2,052,189.95	$6,105,201.68	$45,998,214.27	$54,155,605.90
Total	$3,596,635.33	$9,424,226.45	$77,476,013.00	$90,496,874.78

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	228	217	168	175
Unsubsidized Consolidation Loans	259	244	194	202
Total	245	234	183	191

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	6.241%	6.117%	5.831%	5.875%
Unsubsidized Consolidation Loans	6.251%	6.620%	6.045%	6.117%
Total	6.247%	6.443%	5.958%	6.020%

Weighted Average SAP Margin of All SOFR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.302%	2.308%	2.403%	2.390%
Unsubsidized Consolidation Loans	2.271%	2.276%	2.359%	2.347%
Total	2.285%	2.287%	2.377%	2.364%

Weighted Average SAP Margin of All T-Bill Based Loans
	Repayment	Grand Total
Unsubsidized Consolidation Loans	3.100%	3.100%
Total	3.100%	3.100%

Page 10 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2026 - 09/30/2026, Distribution Date 10/26/2026